UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21098

Real Estate Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

REAL ESTATE INCOME FUND INC.

FORM N-Q
MARCH 31, 2006

REAL ESTATE INCOME FUND INC.

Schedule of Investments (unaudited)	March 31, 2006

Shares	Security	Value
COMMON STOCKS — 70.2%
Apartments — 9.5%
36,500	Archstone-Smith Trust	$1,780,105
255,000	Camden Property Trust	18,372,750
55,400	CentraCore Properties Trust	1,387,770
185,000	GMH Communities Trust	2,153,400
100,000	Mid-America Apartment Communities Inc.	5,475,000
140,000	United Dominion Realty Trust Inc.	3,995,600
	Total Apartments	33,164,625
Diversified — 5.2%
300,000	iStar Financial Inc.	11,484,000
190,000	Lexington Corporate Properties Trust	3,961,500
231,000	Spirit Finance Corp.	2,818,200
	Total Diversified	18,263,700
Health Care — 10.1%
174,000	Health Care Property Investors Inc.	4,941,600
305,000	Healthcare Realty Trust Inc.	11,400,900
75,000	Nationwide Health Properties Inc.	1,612,500
230,700	OMEGA Healthcare Investors Inc.	3,234,414
511,700	Senior Housing Properties Trust	9,261,770
150,000	Ventas Inc.	4,977,000
	Total Health Care	35,428,184
Home Financing — 0.8%
108,500	Municipal Mortgage & Equity LLC	2,875,250
Industrial — 3.8%
185,000	EastGroup Properties Inc. (a)	8,776,400
161,700	First Potomac Realty Trust	4,568,025
	Total Industrial	13,344,425
Industrial/Office - Mixed — 3.2%
235,000	Liberty Property Trust	11,082,600
Lodging/Resorts — 1.8%
146,000	Hospitality Properties Trust	6,375,820
Office — 15.9%
307,900	Brandywine Realty Trust	9,778,904
72,000	Glenborough Realty Trust Inc.	1,566,000
290,000	Highwoods Properties Inc.	9,781,700
848,700	HRPT Properties Trust	9,963,738
135,000	Kilroy Realty Corp.	10,430,100
170,000	Mack-Cali Realty Corp.	8,160,000
134,500	Parkway Properties Inc.	5,874,960
	Total Office	55,555,402
Regional Malls — 4.7%
196,000	Glimcher Realty Trust	5,566,400
148,100	Macerich Co.	10,951,995
	Total Regional Malls	16,518,395
Retail - Free Standing — 3.3%
171,900	Commercial Net Lease Realty Inc.	4,005,270
150,000	Realty Income Corp.	3,631,500
260,000	Trustreet Properties Inc.	3,949,400
	Total Retail - Free Standing	11,586,170
Self Storage — 0.6%
120,000	Extra Space Storage Inc.	2,062,800

See Notes to Schedule of Investments.

REAL ESTATE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Shopping Centers — 9.1%
385,000	Cedar Shopping Centers Inc.	$6,098,400
171,100	Equity One Inc.	4,202,216
252,000	Heritage Property Investment Trust	9,976,680
250,000	Primaris Retail Real Estate Investment Trust	3,919,510
135,000	Ramco-Gershenson Properties Trust	4,086,450
104,000	Tanger Factory Outlet Centers Inc.	3,578,640
	Total Shopping Centers	31,861,896
Specialty — 2.2%
185,000	Entertainment Properties Trust	7,766,300
	TOTAL COMMON STOCKS
	(Cost — $159,572,391)	245,885,567
PREFERRED STOCKS — 28.5%
Apartments — 4.1%
75,000	Apartment Investment & Management Co., Cumulative, Series G, 9.375%	1,962,750
115,000	Apartment Investment & Management Co., Cumulative, Series R, 10.000%	2,924,450
113,000	Apartment Investment & Management Co., Cumulative, Series U, 7.750%	2,820,480
120,000	Apartment Investment & Management Co., Cumulative, Series Y, 7.875%	3,009,600
150,000	BRE Properties Inc., Series C, 6.750%	3,699,000
	Total Apartments	14,416,280
Diversified — 3.5%
109,400	Crescent Real Estate Equities Co., Cumulative Redeemable, Series B, 9.500%	2,858,075
175,000	Duke Realty Corp., Series M, 6.950%	4,424,227
67,000	PS Business Parks Inc., Series M, 7.200%	1,661,600
134,500	Vornado Realty Trust, Series H, 6.750%	3,334,255
	Total Diversified	12,278,157
Health Care — 2.0%
150,000	Health Care Property Investors Inc., Cumulative Redeemable, Series F, 7.100%	3,901,500
120,400	Omega Healthcare Investors Inc., Cumulative Redeemable, Series D, 8.375%	3,129,798
	Total Health Care	7,031,298
Industrial/Office - Mixed — 1.3%
90,000	Bedford Property Investors Inc., Cumulative Redeemable, Series A, 8.750% (b)	4,367,817
Lodging/Resorts — 3.7%
220,000	Boykin Lodging Co., Cumulative, Class A, 10.500%	5,769,500
71,100	Hospitality Properties Trust, Cumulative Redeemable, Series B, 8.875%	1,884,150
26,000	LaSalle Hotel Properties, Cumulative Redeemable, Series A, 10.250%	668,720
90,000	Strategic Hotels Capital Inc., 8.250%	2,297,817
90,000	Sunstone Hotel Investors Inc., Cumulative Redeemable, Series A, 8.000%	2,323,125
	Total Lodging/Resorts	12,943,312
Office — 4.3%
50,000	Brandywine Realty Trust, Series D, 7.375%	1,248,750
275,000	CarrAmerica Realty Corp., Cumulative Redeemable, Series E, 7.500%	6,924,500
255,600	HRPT Properties Trust, Cumulative Redeemable, Series B, 8.750%	6,714,612
	Total Office	14,887,862
Regional Malls — 3.2%
85,000	Glimcher Realty Trust, Cumulative Redeemable, Series F, 8.750%	2,183,438
91,700	Mills Corp., Cumulative Redeemable, Series B, 9.000%	2,104,515
35,000	Mills Corp., Cumulative Redeemable, Series E, 8.750%	789,250
6,000	Pennsylvania Real Estate Investment Trust, Cumulative, 11.000%	338,700
32,700	Simon Property Group Inc., Cumulative, Series C, step bond to yield 3.043%	1,664,636

See Notes to Schedule of Investments.

REAL ESTATE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Regional Malls (continued)
169,600	Taubman Centers Inc., Cumulative Redeemable, Series H, 7.625%	$4,287,708
	Total Regional Malls	11,368,247
Retail - Free Standing — 0.8%
85,000	Commercial Net Lease Realty Inc., Cumulative, Series A, 9.000%	2,184,500
25,200	Realty Income Corp., Cumulative Redeemable, Series D, 7.375%	649,152
	Total Retail - Free Standing	2,833,652
Self Storage — 0.3%
35,000	Public Storage Inc., Cumulative, Series R, 8.000%	883,050
Shopping Centers — 5.3%
73,000	Cedar Shopping Centers Inc., Cumulative Redeemable, Series A, 8.875%	1,957,495
21,200	Developers Diversified Realty Corp., Cumulative Redeemable, Class F, 8.000%	544,204
130,000	Developers Diversified Realty Corp., Cumulative Redeemable, Class G, 8.600%	3,315,000
131,000	Federal Realty Investment Trust, Cumulative Redeemable, Series B, 8.500%	3,378,490
75,000	New Plan Excel Realty Trust Inc., Cumulative Redeemable, Series E, 7.625%	1,897,500
34,800	Ramco-Gershenson Properties Trust, Cumulative Redeemable, Series B, 9.500%	904,800
63,000	Urstadt Biddle Properties Inc., Cumulative, Series C, 8.500%	6,717,375
	Total Shopping Centers	18,714,864
	TOTAL PREFERRED STOCKS
	(Cost — $98,142,390)	99,724,539
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $257,714,781)	345,610,106
Face Amount
SHORT-TERM INVESTMENT — 0.4%
Repurchase Agreement — 0.4%
$ 1,608,000	Interest in $507,001,000 joint tri-party repurchase agreement dated 3/31/06
	with Goldman, Sachs & Co., 4.790% due 4/3/06; Proceeds at maturity —
	$1,608,642; (Fully collateralized by various U.S. Treasury Bonds,
	1.875% to 3.625% due 1/15/07 to 4/15/28; Market value — $1,640,161)
	(Cost — $1,608,000)	1,608,000
	TOTAL INVESTMENTS — 99.1% (Cost — $259,322,781#)	347,218,106
	Other Assets in Excess of Liabilities — 0.9%	3,063,157
	TOTAL NET ASSETS — 100.0%	$ 350,281,263
(a)	All or a portion of this security is segregated for swap contracts.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Real Estate Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Concentration Risk. The Fund invests in securities related to the real estate industry and is subject to the risks of real estate markets, including fluctuating property values, changes in interest rates and other mortgage related risks.

(d) Swap Contracts Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets or liabilities, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$89,092,220
Gross unrealized depreciation	(1,196,895)
Net unrealized appreciation	$87,895,325

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2006, the Fund was invested in the following interest rate swap contracts with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have an adverse effect on the Fund’s net earnings as a result of leverage:

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	7/22/2005
Notional Amount:	$30,000,000
Payments Made by Fund:	Fixed Rate, 4.44%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	7/22/2012
Unrealized Appreciation:	$1,210,170
Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	11/25/2002
Notional Amount:	$19,500,000
Payments Made by Fund:	Fixed Rate, 4.117%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	11/25/2009
Unrealized Appreciation:	$662,015
Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	11/25/2002
Notional Amount:	$26,000,000
Payments Made by Fund:	Fixed Rate, 3.634%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	11/25/2007
Unrealized Appreciation:	$625,943

At March 31, 2006, the Fund had total unrealized appreciation of $2,498,128 from swap contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Real Estate Income Fund Inc.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

By /s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: May 30, 2006